SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 31, 2012
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual Sales	$ 7
Purchase Price	$ 6.3